Consolidated Statement of Changes in Unitholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Predecessors' Capital	Predecessor	General Partner	General Partner Predecessor	Limited Partners Public Common	Limited Partners Affiliated Common	Limited Partners Affiliated Subordinated	Limited Partners Predecessor	Class B Limited Partner Predecessor
Balance at Dec. 31, 2008			$ 521,784		$ 4,460				$ 334,574	$ 182,750
Increase (Decrease) in Partners' Capital
Capital contributions			17,777		48				12,629	5,100
Distributions			(123,986)		(844)				(63,208)	(59,934)
Capital contributions returned			(3,833)		(50)				(3,783)
Net income (loss)			(6,096)		(78)				(6,018)
Balance at Dec. 31, 2009			405,646		3,536				274,194	127,916
Increase (Decrease) in Partners' Capital
Capital contributions			128,967		1,054				79,064	48,849
Distributions			(120,896)		(1,057)				(79,249)	(40,590)
Capital contributions returned			(9,318)		(123)				(9,195)
Net income (loss)			22,334		42				3,294	18,998
Balance at Dec. 31, 2010			426,733		3,452				268,108	155,173
Increase (Decrease) in Partners' Capital
Capital contributions			5,353		70				5,283
Distributions			(43,353)		(471)				(35,295)	(7,587)
Net income (loss)			35,704		487				27,630	7,587
Balance at Nov. 15, 2011	449,439	449,439	424,437		3,538				265,726	155,173
Increase (Decrease) in Partners' Capital
Book value of net assets contributed by the predecessor (Note 1)		(386,361)					165,899	220,462
Initial public offering (Note 1)	188,451					188,451
Transaction costs	(4,716)					(4,716)
Capital contributions	426			426
Contribution from predecessor	(2,018)	(2,018)
Amortization of equity awards	31					31
Distribution to Fund I (Note 1)	(311,200)						(133,626)	(177,574)
Net income (loss)	13,016	866		12		5,771	2,734	3,633
Balance at Dec. 31, 2011	$ 333,429	$ 61,926		$ 438		$ 189,537	$ 35,007	$ 46,521